Loans Receivable, Net (Impaired Financing Receivables) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 81,600	$ 475,000	$ 1,102,558
Impaired financing receivable, recorded investment	12,647,328	20,247,955	31,354,814
Impaired financing receivable, unpaid principal balance	15,328,828	24,950,379	37,515,743
Impaired financing receivable, average recorded investment	13,122,468	22,211,689	33,574,855
Impaired financing receivable, interest income, accrual method	295,579	364,423	1,176,461
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	2,922,105	2,519,814	3,936,316
Impaired financing receivable, with no related allowance, unpaid principal balance	3,033,735	2,618,003	4,588,645
Impaired financing receivable, with no related allowance, average recorded investment	3,014,807	2,642,156	4,044,142
Impaired financing receivable, with no related allowance, interest income, accrual method	13,909	0	31,704
Impaired financing receivable, with related allowance, recorded investment	0	0	901,920
Impaired financing receivable, with related allowance, unpaid principal balance	0	0	901,920
Impaired financing receivable, related allowance	0	0	158,791
Impaired financing receivable, with related allowance, average recorded investment	0	0	909,473
Impaired financing receivable, with related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, recorded investment	2,922,105	2,519,814	4,838,236
Impaired financing receivable, unpaid principal balance	3,033,735	2,618,003	5,490,565
Impaired financing receivable, average recorded investment	3,014,807	2,642,156	4,953,615
Impaired financing receivable, interest income, accrual method	13,909	0	31,704
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	120,889	152,029	106,197
Impaired financing receivable, with no related allowance, unpaid principal balance	129,188	159,529	106,198
Impaired financing receivable, with no related allowance, average recorded investment	130,202	155,602	104,539
Impaired financing receivable, with no related allowance, interest income, accrual method	0	1,510	953
Impaired financing receivable, with related allowance, recorded investment	251,493	66,203	169,294
Impaired financing receivable, with related allowance, unpaid principal balance	256,923	66,203	169,294
Impaired financing receivable, related allowance	32,300	2,600	103,109
Impaired financing receivable, with related allowance, average recorded investment	254,611	67,522	170,499
Impaired financing receivable, with related allowance, interest income, accrual method	4,789	4,867	5,173
Impaired financing receivable, recorded investment	372,382	218,232	275,491
Impaired financing receivable, unpaid principal balance	386,111	225,732	275,492
Impaired financing receivable, average recorded investment	384,813	223,124	275,038
Impaired financing receivable, interest income, accrual method	4,789	6,377	6,126
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	162,201	236,030	19,775
Impaired financing receivable, with no related allowance, unpaid principal balance	362,201	436,030	19,775
Impaired financing receivable, with no related allowance, average recorded investment	190,562	413,653	19,896
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	389
Impaired financing receivable, with related allowance, recorded investment	0	0	0
Impaired financing receivable, with related allowance, unpaid principal balance	0	0	0
Impaired financing receivable, related allowance	0	0	0
Impaired financing receivable, with related allowance, average recorded investment	0	0	0
Impaired financing receivable, with related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, recorded investment	162,201	236,030	19,775
Impaired financing receivable, unpaid principal balance	362,201	436,030	19,775
Impaired financing receivable, average recorded investment	190,562	413,653	19,896
Impaired financing receivable, interest income, accrual method	0	0	389
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	8,620,301	13,721,964	21,810,347
Impaired financing receivable, with no related allowance, unpaid principal balance	10,969,642	18,088,149	26,775,853
Impaired financing receivable, with no related allowance, average recorded investment	8,952,868	14,980,690	23,618,648
Impaired financing receivable, with no related allowance, interest income, accrual method	245,197	297,839	886,737
Impaired financing receivable, with related allowance, recorded investment	570,339	3,551,915	4,410,965
Impaired financing receivable, with related allowance, unpaid principal balance	577,139	3,582,465	4,954,058
Impaired financing receivable, related allowance	49,300	472,400	840,658
Impaired financing receivable, with related allowance, average recorded investment	579,418	3,952,066	4,707,658
Impaired financing receivable, with related allowance, interest income, accrual method	31,684	60,207	251,505
Impaired financing receivable, recorded investment	9,190,640	17,273,879	26,221,312
Impaired financing receivable, unpaid principal balance	11,546,781	21,670,614	31,729,911
Impaired financing receivable, average recorded investment	9,532,286	18,932,756	28,326,306
Impaired financing receivable, interest income, accrual method	$ 276,881	$ 358,046	$ 1,138,242